Commitments and Contingencies (Details 1)	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019 (remainder)	$ 140,173
2020	191,713
2021	197,462
Total payments	529,348
Less: imputed interest	(49,097)
Total operating lease liability	$ 480,251